VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Short-Term Investments—79.7%
Certificates of Deposits—51.5%
Bank of America N.A. (SOFR + 0.650%) 5.970%, 4/12/24(1)	$ 40,000	$ 40,009
Bank of America N.A. 5.800%, 4/10/24	60,000	60,007
Bank of Montreal (SOFR + 0.650%) 5.970%, 6/14/24(1)	17,000	17,018
Bank of Nova Scotia (SOFR + 0.570%) 5.890%, 8/21/24(1)	50,000	50,075
BNP Paribas USA (NY) 5.270%, 10/4/24	38,000	37,957
BNP Paribas USA (NY) 5.200%, 12/19/24	52,000	51,917
Canadian Imperial Bank of Commerce (NY) 5.840%, 5/13/24	30,000	30,012
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.300%) 5.620%, 3/6/25(1)	30,000	30,002
Cooperatieve Rabobank U.A. (SOFR + 0.290%) 5.610%, 2/4/25(1)	37,000	37,006
DNB Bank Norway (NY) 5.270%, 4/2/24	86,000	86,000
DZ Bank AG 5.300%, 6/3/24	40,000	39,985
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.170%) 5.490%, 8/19/24(1)	51,500	51,501
Mizuho Bank Ltd. (SOFR + 0.170%) 5.490%, 8/7/24(1)	81,500	81,507
National Australia Bank Ltd. (NY) 5.120%, 9/25/24	50,000	49,949
Nordea Bank ABP (NY) (SOFR + 0.560%) 5.880%, 10/23/24(1)	50,000	50,094
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.170%) 5.490%, 9/13/24(1)	30,000	29,990
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.160%) 5.480%, 9/11/24(1)	35,000	34,991
Royal Bank of Canada 5.960%, 9/20/24	50,000	50,094
Royal Bank of Canada 5.830%, 7/23/24	50,000	50,050
SEB (NY) 5.250%, 10/8/24	25,000	24,969
Sumitomo Mitsui Banking Corp. 5.820%, 4/12/24	40,000	40,006
	Par Value	Value
Certificates of Deposits—continued
Sumitomo Mitsui Banking Corp. (SOFR + 0.170%) 5.490%, 8/7/24(1)	$ 46,500	$ 46,502
Svenska Handelsbanken (SOFR + 0.540%) 5.860%, 10/4/24(1)	37,500	37,563
Toronto-Dominion Bank (NY) 5.970%, 7/2/24	25,000	25,036
Toronto-Dominion Bank (NY) 5.970%, 10/7/24	50,000	50,102
Toronto-Dominion Bank (NY) 5.890%, 5/22/24	30,000	30,015
Westpac Banking Corp. (NY) (SOFR + 0.480%) 5.800%, 4/4/24(1)	23,500	23,502
WST (NY) 5.840%, 8/15/24	45,000	45,050
Total Certificates of Deposits (Identified Cost $1,200,519)		1,200,909

	Shares
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)	51,561,815	51,562
Total Money Market Mutual Fund (Identified Cost $51,562)		51,562

	Par Value
U.S. Government Securities—26.0%
U.S. Treasury Bills
0.000%, 4/2/24(3)	$ 6,000	5,999
0.000%, 4/4/24(3)	8,000	7,997
0.000%, 4/9/24(3)	8,000	7,991
0.000%, 4/11/24(3)	8,000	7,988
0.000%, 4/16/24(3)	9,000	8,980
0.000%, 4/18/24(3)	15,000	14,963
0.000%, 4/23/24(3)	21,000	20,932
0.000%, 4/25/24(3)	103,000	102,639
0.000%, 4/30/24(3)	24,000	23,898
0.000%, 5/2/24(3)	10,000	9,955
0.000%, 5/7/24(3)	8,000	7,958
0.000%, 5/9/24(3)	80,000	79,555
0.000%, 5/21/24(3)	9,000	8,934
0.000%, 5/23/24(3)	97,000	96,265
0.000%, 5/28/24(3)	5,000	4,959
0.000%, 5/30/24(3)	21,000	20,819
0.000%, 6/6/24(3)	19,000	18,818
0.000%, 6/13/24(3)	34,000	33,640
0.000%, 6/20/24(3)	45,000	44,478
0.000%, 6/27/24(3)	50,000	49,370
0.000%, 7/16/24(3)	8,000	7,877
0.000%, 7/23/24(3)	9,000	8,853
	Par Value	Value
0.000%, 7/25/24(3)	$ 15,000	$ 14,753
Total U.S. Government Securities (Identified Cost $607,650)		607,621

Total Short-Term Investments (Identified Cost $1,859,731)		1,860,092

TOTAL INVESTMENTS—79.7% (Identified Cost $1,859,731)		$1,860,092
Other assets and liabilities, net—20.3%		472,596
NET ASSETS—100.0%		$2,332,688

Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
KC HRW	Kansas City Hard Red Winter
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
OSE	Osaka Stock Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	71%
Japan	10
Canada	8
Singapore	3
Finland	3
Sweden	2
Netherlands	2
Other	1
Total	100%
† % of total investments as of March 31, 2024.
Exchange-traded futures contracts as of March 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	April 2024	1,170	$103,801	$1,906	$—
FTSE Taiwan Index Future	April 2024	884	60,996	27	—
IBEX 35 Index Future	April 2024	460	54,923	3,150	—
IFSC Nifty 50 Futures	April 2024	1,361	61,195	528	—
Indian Rupee Future	April 2024	1,524	36,530	—	(223)
MSCI Singapore IX ETS Future	April 2024	229	4,933	—	(21)
OMXS 30 Index Future	April 2024	2,869	67,664	1,331	—
Brazil Real Future	May 2024	1,002	19,945	—	(89)
Cocoa Future	May 2024	357	34,865	18,254	—
Coffee ’C’ Future	May 2024	287	20,325	542	—
Copper Future	May 2024	929	93,063	—	(2,238)
Cotton No. 2 Future	May 2024	493	22,525	—	(276)
Crude Oil Future	May 2024	807	67,118	2,953	—
Gasoline RBOB Future	May 2024	566	64,674	2,187	—
Low Sulphur Gas Oil Future	May 2024	862	69,650	—	(200)
NY Harbor ULSD Future	May 2024	323	35,580	408	—
SGX Iron Ore Future	May 2024	441	4,456	—	(190)
Silver Future	May 2024	30	3,737	—	(33)
10 Year U.K. Gilt Future	June 2024	112	14,128	60	—
Brent Crude Future	June 2024	1,102	95,874	4,180	—
British Pound Future	June 2024	1,655	130,611	—	(1,704)
DAX Index Future	June 2024	244	123,565	4,448	—
DJIA Mini E-CBOT Future	June 2024	907	182,198	4,454	—
Euro STOXX 50® Index Future	June 2024	3,292	179,177	5,377	—
Euro-BTP Future	June 2024	1,074	137,895	1,630	—
Euro-OAT Future	June 2024	420	58,076	—	(15)
FTSE 100 Index Future	June 2024	505	50,914	1,056	—
FTSE/MIB Index Future	June 2024	509	93,932	3,559	—
Gold Future	June 2024	1,090	243,986	5,689	—
Lean Hogs Future	June 2024	189	7,670	—	(97)
Live Cattle Future	June 2024	772	55,661	—	(1,295)
LME Copper Future	June 2024	97	21,484	31	—
LME Nickel Future	June 2024	162	16,272	—	(966)
LME Pri Aluminium Future	June 2024	483	28,191	758	—
LME Zinc Future	June 2024	186	11,324	—	(319)
MSCI EAFE® Index Future	June 2024	1,197	141,072	—	(217)
MSCI Emerging Markets Index Future	June 2024	747	39,180	61	—
Nasdaq 100® E-Mini Future	June 2024	402	148,539	1,486	—
OSE Nikkei 225 Future	June 2024	307	81,587	656	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Russell 2000® E-Mini Future	June 2024	661	$70,922	$1,228	$—
S&P 500® E-Mini Index Future	June 2024	853	226,407	5,007	—
S&P Mid 400® E-Mini Index Future	June 2024	339	104,324	3,008	—
S&P/TSX 60 Index Future	June 2024	821	162,606	2,769	—
SPI 200 Future	June 2024	984	127,459	3,790	—
STOXX Europe 600 Future	June 2024	1,886	51,966	1,012	—
TOPIX Index Future	June 2024	516	93,721	1,796	—
				$83,341	$(7,883)
Short Contracts:
Hang Seng Index Future	April 2024	(151)	(15,984)	61	—
HSCEI Index Future	April 2024	(208)	(7,725)	4	—
Korean Won Futures	April 2024	(274)	(5,075)	31	—
Natural Gas Future	May 2024	(2,413)	(42,541)	2,097	—
2 Year U.S. Treasury Note Future	June 2024	(5,182)	(1,059,638)	667	—
3 Year Australian Bond Future	June 2024	(854)	(59,499)	—	(41)
5 Year U.S. Treasury Note Future	June 2024	(2,973)	(318,157)	—	(760)
10 Year Canadian Bond Future	June 2024	(716)	(63,610)	—	(346)
10 Year Euro-Bund Future	June 2024	(412)	(59,286)	—	(653)
10 Year U.S. Treasury Note Future	June 2024	(1,623)	(179,823)	—	(1,042)
10 Year U.S. Ultra Future	June 2024	(1,113)	(127,560)	—	(1,070)
10 Year Australian Bond Future	June 2024	(111)	(8,432)	1	—
30 Year Euro-BUXL Bond Future	June 2024	(61)	(8,937)	—	(253)
30 Year U.S. Treasury Bond Future	June 2024	(444)	(53,474)	—	(977)
3-Month EURIBOR Future	June 2024	(12,279)	(3,191,085)	3,283	—
3-Month SONIA Index Future	June 2024	(4,077)	(1,222,639)	—	(281)
90-Day Bank Bill Future	June 2024	(539)	(347,580)	—	—(1)
Aluminium Future	June 2024	(11)	(638)	—	(18)
Australian Dollar Future	June 2024	(2,066)	(134,972)	1,509	—
Canadian Dollar Future	June 2024	(2,275)	(168,214)	—	(27)
Euro Currency Future	June 2024	(1,618)	(218,865)	1,809	—
Euro-BOBL Future	June 2024	(2,247)	(286,659)	—	(1,235)
Euro-BTP Future	June 2024	(425)	(48,547)	—	(15)
Euro-Schatz Future	June 2024	(13,343)	(1,521,562)	—	(1,097)
FTSE/JSE Future	June 2024	(63)	(2,293)	—	(63)
Japanese Yen Future	June 2024	(4,214)	(352,159)	9,907	—
LME Copper Future	June 2024	(46)	(10,188)	—	(652)
LME Nickel Future	June 2024	(249)	(25,010)	—	(747)
LME Pri Aluminium Future	June 2024	(727)	(42,432)	—	(2,255)
LME Zinc Future	June 2024	(238)	(14,489)	—	(309)
Palladium Future	June 2024	(71)	(7,253)	—	(500)
U.S. Treasury Ultra Bond Future	June 2024	(398)	(51,342)	—	(1,246)
Corn Future	July 2024	(4,465)	(101,467)	760	—
KC HRW Wheat Future	July 2024	(216)	(6,261)	322	—
Platinum Future	July 2024	(208)	(9,579)	—	(152)
Soybean Future	July 2024	(1,523)	(91,780)	152	—
Soybean Meal Future	July 2024	(1,287)	(43,887)	133	—
Soybean Oil Future	July 2024	(884)	(25,714)	—	(1,454)
Sugar Future	July 2024	(478)	(11,858)	—	(131)
Wheat Future	July 2024	(966)	(27,809)	253	—
3-Month CORRA Futures	September 2024	(509)	(89,701)	35	—
3-Month SOFR Future	September 2024	(8,220)	(1,955,024)	—	(392)
ECX Emission Future	December 2024	(640)	(42,671)	—	(1,618)
				21,024	(17,334)
Total				$104,365	$(25,217)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CNH	83,000	USD	11,627	UBS AG	06/20/24	$—	$(154)
MXN	2,995,000	USD	175,458	UBS AG	06/20/24	2,352	—
NZD	32,600	USD	20,088	UBS AG	06/20/24	—	(610)
PLN	698,500	USD	177,715	UBS AG	06/20/24	—	(2,998)
SEK	370,000	USD	36,412	UBS AG	06/20/24	—	(1,726)
SGD	33,500	USD	25,284	UBS AG	06/20/24	—	(380)
TRY	29,400	USD	831	UBS AG	06/20/24	—	(6)
USD	221,065	CHF	195,625	UBS AG	06/20/24	2,138	—
USD	174,427	CNH	1,247,000	UBS AG	06/20/24	2,051	—
USD	61,654	NOK	658,000	UBS AG	06/20/24	925	—
USD	115,307	NZD	191,800	UBS AG	06/20/24	711	—
USD	53,499	SEK	564,000	UBS AG	06/20/24	626	—
USD	196,648	SGD	262,500	UBS AG	06/20/24	1,503	—
USD	6,225	TRY	226,500	UBS AG	06/20/24	—	(131)
USD	47,106	ZAR	889,500	UBS AG	06/20/24	464	—
ZAR	485,500	USD	25,784	UBS AG	06/20/24	—	(326)
Total						$10,770	$(6,331)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$607,621	$—	$607,621
Certificates of Deposits	1,200,909	—	1,200,909
Money Market Mutual Fund	51,562	51,562	—
Other Financial Instruments:
Futures Contracts	104,365	104,365	—
Forward Foreign Currency Exchange Contracts*	10,770	—	10,770
Total Assets	1,975,227	155,927	1,819,300
Liabilities:
Other Financial Instruments:
Futures Contracts	(25,217)	(25,217)	—
Forward Foreign Currency Exchange Contracts*	(6,331)	—	(6,331)
Total Liabilities	(31,548)	(25,217)	(6,331)
Total Investments	$1,943,679	$130,710	$1,812,969

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS(Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.